COMMITMENTS, GUARANTEES AND CONTINGENCIES - Schedule of Potential Collateral Obligations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Guarantor Obligations [Line Items]
Percent of face amount of debt	100.00%	100.00%
Curing period	30 days	30 days
First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 320	$ 366
Percent of face amount of debt	100.00%	100.00%
Curing period	30 days	30 days
FE | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 154	$ 154
Electric Companies and Transmission Companies | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	166	212
Total Exposure from Contractual Obligations
Guarantor Obligations [Line Items]
Potential Collateral Obligations	72	87
Upon Further Downgrade
Guarantor Obligations [Line Items]
Potential Collateral Obligations	52	67
Upon Further Downgrade | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	53	100
Upon Further Downgrade | FE | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	1	1
Upon Further Downgrade | Electric Companies and Transmission Companies | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	52	99
Surety Bonds (collateralized amount)
Guarantor Obligations [Line Items]
Potential Collateral Obligations	20	$ 20
Percent of face amount of debt		60.00%
Capped portion of surety bond obligations		$ 1
Surety Bonds (collateralized amount) | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 267	$ 266
Percent of face amount of debt	60.00%	60.00%
Capped portion of surety bond obligations	$ 22	$ 22
Surety Bonds (collateralized amount) | FE | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	153	153
Surety Bonds (collateralized amount) | Electric Companies and Transmission Companies | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 114	$ 113